Equity-Accounted Investees - Interstate Blood Bank, Inc., Bio-Blood Components, Inc. and Plasma Biological Services, LLC (Details) € in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	May 11, 2016 USD ($) facility Center	May 11, 2016 EUR (€)	Apr. 30, 2019	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	May 11, 2016 EUR (€) facility Center
Movement in the investments in equity-accounted investees
Balance				€ 226,905	€ 219,009
Share of profit / (losses)				(39,538)	(11,038)	€ (19,887)
Balance				114,473	226,905	219,009
Interstate Blood Bank, Inc
Equity Accounted Investees
Proportion of ownership interest in subsidiary			100.00%
Interstated Blood Bank, Inc. Group
Equity Accounted Investees
Acquisitions	$ 100	€ 88,215
Purchase price for the remaining stakes | $	100
Price of option to purchase remaining stakes	$ 10						€ 9,007
Number of plasma collection centers | Center	23						23
Number of blood donation centers | Center	9						9
Number of laboratories | facility	1						1
Movement in the investments in equity-accounted investees
Balance				89,627	83,906
Transfers				(94,127)
Share of profit / (losses)				4,586	3,141
Share of other comprehensive income / translation differences				1,658	4,049
Collected dividends				€ (1,744)	(1,469)
Balance					€ 89,627	83,906
Interstate Blood Bank, Inc
Equity Accounted Investees
Ownership interest (as a percent)	49.19%	49.19%			49.19%
Proportion of ownership interest in subsidiary				100.00%
Movement in the investments in equity-accounted investees
Balance				€ 29,595	€ 27,936
Transfers				(31,453)
Share of profit / (losses)				6,853	1,830
Share of other comprehensive income / translation differences				(3,251)	1,298
Collected dividends				€ (1,744)	(1,469)
Balance					€ 29,595	27,936
Bio Blood Components Inc.
Equity Accounted Investees
Ownership interest (as a percent)	48.97%	48.97%		0.00%	48.97%
Movement in the investments in equity-accounted investees
Balance				€ 38,223	€ 32,960
Transfers				(38,606)
Share of profit / (losses)				(2,543)	3,492
Share of other comprehensive income / translation differences				€ 2,926	1,771
Balance					€ 38,223	32,960
Plasma Biological Services, LLC.
Equity Accounted Investees
Ownership interest (as a percent)	48.90%	48.90%		0.00%	48.90%
Movement in the investments in equity-accounted investees
Balance				€ 21,809	€ 23,010
Transfers				(24,068)
Share of profit / (losses)				276	(2,181)
Share of other comprehensive income / translation differences				€ 1,983	980
Balance					€ 21,809	€ 23,010